DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

October 4, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Funds listed below (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Xtrackers International Real Estate ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI EAFE Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers California Municipal Bond ETF

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Xtrackers US Green Infrastructure Select Equity ETF

Xtrackers Cybersecurity Select Equity ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US National Critical Technologies ETF

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 512 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 26, 2024.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.